T. ROWE PRICE GROWTH ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 13.2%
Entertainment 2.4%
Netflix (1)	14,260	17,097
Spotify Technology (1)	4,924	3,437
		20,534
Interactive Media & Services 10.8%
Alphabet, Class A	218,172	53,038
Meta Platforms, Class A	52,829	38,796
		91,834
Total Communication Services		112,368
CONSUMER DISCRETIONARY 11.4%
Automobiles 1.1%
Tesla (1)	21,887	9,734
		9,734
Broadline Retail 6.3%
Amazon.com (1)	202,398	44,440
Coupang, Class A (1)	139,619	4,496
MercadoLibre (1)	2,100	4,908
		53,844
Hotels, Restaurants & Leisure 2.1%
Booking Holdings	1,501	8,104
Chipotle Mexican Grill (1)	117,340	4,599
Hilton Worldwide Holdings	7,390	1,917
Starbucks	37,505	3,173
		17,793
Specialty Retail 1.9%
Carvana (1)	8,053	3,038
Home Depot	14,263	5,779
O'Reilly Automotive (1)	29,649	3,196
TJX	26,891	3,887
		15,900
Total Consumer Discretionary		97,271
CONSUMER STAPLES 1.3%
Consumer Staples Distribution & Retail 1.0%
Costco Wholesale	6,097	5,644
Walmart	31,390	3,235
		8,879

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Tobacco 0.3%
Philip Morris International	14,366	2,330
		2,330
Total Consumer Staples		11,209
FINANCIALS 7.7%
Capital Markets 1.1%
Ares Management	18,175	2,906
CME Group	9,168	2,477
Tradeweb Markets, Class A	34,688	3,850
		9,233
Financial Services 6.4%
Apollo Global Management	14,815	1,974
Block (1)	141,796	10,248
Mastercard, Class A	38,887	22,119
Visa, Class A	58,898	20,107
		54,448
Insurance 0.2%
Marsh & McLennan	9,616	1,938
		1,938
Total Financials		65,619
HEALTH CARE 7.3%
Biotechnology 1.1%
Argenx, ADR (1)	5,180	3,821
Natera (1)	22,812	3,672
Vertex Pharmaceuticals (1)	4,778	1,871
		9,364
Health Care Equipment & Supplies 2.0%
Intuitive Surgical (1)	21,230	9,495
Sonova Holding, ADR	38,533	2,098
Stryker	14,462	5,346
		16,939
Health Care Providers & Services 1.9%
Cencora	11,321	3,538
Cigna	16,080	4,635
McKesson	4,709	3,638
UnitedHealth Group	14,159	4,889
		16,700
Life Sciences Tools & Services 0.4%
Danaher	16,686	3,308
		3,308

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 1.9%
Eli Lilly	20,815	15,882
		15,882
Total Health Care		62,193
INDUSTRIALS & BUSINESS SERVICES 4.4%
Aerospace & Defense 2.4%
Axon Enterprise (1)	2,651	1,902
Boeing (1)	11,340	2,447
GE Aerospace	16,788	5,050
Howmet Aerospace	46,642	9,153
TransDigm Group	1,769	2,332
		20,884
Commercial Services & Supplies 0.3%
Cintas	13,187	2,707
		2,707
Ground Transportation 0.3%
Uber Technologies (1)	27,767	2,720
		2,720
Machinery 0.4%
Ingersoll-Rand	40,125	3,315
		3,315
Professional Services 0.7%
Automatic Data Processing	7,248	2,128
Equifax	14,217	3,647
		5,775
Trading Companies & Distributors 0.3%
Fastenal	53,465	2,622
		2,622
Total Industrials & Business Services		38,023
INFORMATION TECHNOLOGY 53.7%
Communications Equipment 1.5%
Arista Networks (1)	78,331	11,414
Ciena (1)	8,838	1,287
		12,701
Electronic Equipment, Instruments & Components 1.8%
Amphenol, Class A	124,412	15,396
		15,396
IT Services 1.0%
MongoDB (1)	7,957	2,470

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Shopify, Class A (1)	42,671	6,341
		8,811
Semiconductors & Semiconductor Equipment 20.0%
Advanced Micro Devices (1)	27,675	4,478
Broadcom	119,290	39,355
Entegris	60,712	5,613
Lattice Semiconductor (1)	54,358	3,985
NVIDIA	594,465	110,915
QUALCOMM	16,732	2,784
Taiwan Semiconductor Manufacturing, ADR	13,587	3,795
		170,925
Software 20.0%
AppLovin, Class A (1)	14,136	10,157
Cadence Design Systems (1)	5,311	1,865
Crowdstrike Holdings, Class A (1)	6,900	3,384
Datadog, Class A (1)	35,481	5,052
Dynatrace (1)	42,033	2,036
Fortinet (1)	25,783	2,168
HubSpot (1)	8,892	4,160
Intuit	20,922	14,288
Microsoft	184,967	95,804
Oracle	27,566	7,753
Palantir Technologies, Class A (1)	34,059	6,213
Palo Alto Networks (1)	14,394	2,931
Salesforce.com	5,892	1,396
ServiceNow (1)	11,401	10,492
Synopsys (1)	2,420	1,194
Workday (1)	5,737	1,381
		170,274
Technology Hardware, Storage & Peripherals 9.4%
Apple	314,389	80,053
		80,053
Total Information Technology		458,160
MATERIALS 0.8%
Chemicals 0.8%
Ecolab	9,418	2,579
Linde	3,498	1,662
Sherwin-Williams	6,874	2,380
Total Materials		6,621
Total Common Stocks (Cost $684,935)		851,464

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 4.09% (2)	2,095,124	2,095
Total Short-Term Investments (Cost $2,095)		2,095
Total Investments in Securities 100.1% of Net Assets (Cost $687,030)		$853,559
Other Assets Less Liabilities (0.1%)		(564)
Net Assets 100.0%		$852,995

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts

T. ROWE PRICE GROWTH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1073-054Q3
09/25